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November 20, 2006	Writer’s Direct Contact 858.314.5458 SLucier@mofo.com

Via Edgar

Securities and Exchange Commission

Division of Corporation Finance

Mail Stop 3561

100 F Street, N.E.

Washington, D.C. 20549

Re:	Catcher Holdings, Inc. (“the Company”)
Amendment No. 3 to Registration Statement
on Form SB-2
Filed October 10, 2006
File No. 333-133579

Ladies and Gentlemen:

Enclosed for filing on behalf of our client, Catcher Holdings, Inc. (the “Company”), is Pre-Effective Amendment No. 4 (the “Amendment”), amending the Company’s Registration Statement on Form SB-2, originally filed with the Securities and Exchange Commission on April 27, 2006 (the “Registration Statement”). Under separate cover, courtesy copies of the Amendment, marked to show changes, are also being sent to the staff of the Securities and Exchange Commission (the “Staff”).

The Amendment is being filed in response to the comments received from the Staff by letter dated October 10, 2006 (the “Staff Letter”). The comments contained in the Staff Letter have been incorporated into this response letter for your convenience.

General

Please update the disclosure for the events reported in your recently filed Form 8-K reports and recent press releases.

Securities and Exchange Commission

November 20, 2006

Page Two

Response

The Company respectfully advises the Staff that it has updated its registration statement for the events disclosed in the Company’s current reports on Form 8-K filed October 12, 2006, October 20, 2006, October 23, 2006, October 27, 2006 and November 8, 2006.

Properties, page 33

Please update the disclosure to reflect the information contained in the company’s Form 8 -K dated October 17, 2006 regarding the lease agreement entered into with GPO Riverbend LLC. Include the material terms of the agreement.

Response

The Company respectfully advises the Staff that it has updated the description of its properties under the heading “Property” on page 33 of the prospectus to disclose the material terms of the lease agreement entered into with GO Riverbend LLC as previously disclosed in the Company’s Form 8-K filed October 17, 2006.

Part II - Item 26

Please	expand this item to include the offering to your warrant holders.

Response

In response to the Staff’s comment the Company has revised Item 26 to disclose the recent offer to holders of the Company’s Series A Warrants, Series B Warrants, Series C Warrants and Series D Warrants.

Form 10-QSB Amendment for the Quarterly period ended June 30, 2006

Item 3. Controls and Procedures, page 3

We have reviewed your revised disclosure in response to comment 6 in the letter dated September 11, 2006 noting the company has concluded the disclosure controls and procedures are still effective and the error is not indicative of inadequate disclosure controls and procedures. This conclusion appears to be inconsistent with the disclosure provided on page 19 of the SB-2 which states that the Chief Executive Officer and Chief Financial has determined that the disclosure controls and procedures could be strengthened. Please clarify and revise.

Securities and Exchange Commission

November 20, 2006

Page Three

Response

The Company respectfully advises the Staff that it concurs that the language presented is inconsistent with the conclusion the Company reached, and as such the disclosure on page 19 of the registration statement has been revised.

Sincerely,

/s/ SEBASTIAN E. LUCIER

Sebastian E. Lucier